SunAmerica Asset
Management Corp.
2929 Allen Parkway
Houston, TX 77019-2118

713.831.3299
713.831.2258 Fax
Mark.Matthes@valic.com

Mark Matthes
Senior Counsel
VIA EDGAR
February 12, 2010
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	SunAmerica Series Trust (the “Company”) Registration File Nos. 33-52742 and 811-07238 CIK No. 0000892538
Ladies and Gentlemen:
On behalf of Company, I hereby transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 47 (the “Amendment”) to the Company’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed pursuant to Rule 485(a)(1) of the Securities Act for the purpose of bringing the Company’s prospectus into compliance with the new requirements of amended Form N-1A.
On or about April 20, 2010, the Company will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Company’s financial statements and other information up to date under Section 10(a)(3) of the Securities Act.
Should members of the Staff have any questions or comments regarding the materials, they should call the undersigned at (713) 831-3299.

Very truly yours,
/s/ MARK MATTHES
Mark Matthes

Enclosures

cc:	Gregory N. Bressler, Esq. Nori L. Gabert, Esq.